Merger Agreement and Reverse Recapitalization (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 22, 2023	Oct. 25, 2022	Dec. 31, 2024	Oct. 24, 2023	Mar. 27, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liabilities assumed	$ 854,475
Early payment discount	$ 74,025
Loans payable					$ 419,475
Post-merger liabilities balance				$ 435,000
Stock redeemed shares			6,465,452
Redemption percentage			99.50%
Redemption price per shre			$ 10.10
Redemption amount			$ 65,310,892
Reverse recapitalization shares			1,976,749
Common shares reversed			9,514,743
Recapitalization cost			$ 1,535,035
Two investment bankers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liabilities assumed payable		$ 928,500
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash Acquired from Acquisition		4,021
Liabilities assumed		$ 928,500